HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 2.6%
	AUTOMOTIVE - 0.1%
3,116	Tesla, Inc.(a)	$ 1,385,748

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,196,528

	CHEMICALS - 0.0%(b)
11,050	CF Industries Holdings, Inc.	991,185

	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	2,558,210

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corporation	1,075,838
8,769	Crown Castle, Inc.	846,121
		1,921,959
	INTERNET MEDIA & SERVICES - 0.7%
12,288	Alphabet, Inc., Class A	2,987,213
6,213	Alphabet, Inc., Class C	1,513,176
11,824	Meta Platforms, Inc., Class A	8,683,309
		13,183,698
	OIL & GAS PRODUCERS - 0.1%
6,500	Chevron Corporation	1,009,385

	SELF-STORAGE REIT - 0.0%(b)
6,704	Extra Space Storage, Inc.	944,862

	SEMICONDUCTORS - 1.1%
19,502	Advanced Micro Devices, Inc.(a)	3,155,229
88,960	NVIDIA Corporation	16,598,157
10,156	QUALCOMM, Inc.	1,689,552
		21,442,938
	SOFTWARE - 0.2%
1,000	Atlassian Corporation, Class A(a)	159,700
5,200	Microsoft Corporation	2,693,340

HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 2.6% (Continued)
	SOFTWARE - 0.2% (Continued)
4,485	Salesforce, Inc.	$ 1,062,945
		3,915,985
	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	2,051,299

	TECHNOLOGY SERVICES - 0.0%(b)
13,587	PayPal Holdings, Inc.(a)	911,144

	TOTAL COMMON STOCKS (Cost $22,379,750)	51,512,941

	EXCHANGE-TRADED FUNDS — 97.2%
	EQUITY - 97.2%
634,946	Invesco QQQ Trust Series 1 ETF	381,202,530
2,630,409	ProShares Ultra QQQ	360,892,115
3,252,757	ProShares Ultra S&P500	364,731,642
3,209,395	ProShares UltraPro QQQ	331,851,443
268,735	Vanguard Growth ETF	128,887,993
932,997	Vanguard Mega Cap Growth ETF	375,456,653
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,232,986,080)	1,943,022,376

	TOTAL INVESTMENTS - 99.8% (Cost $1,255,365,830)	$ 1,994,535,317
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	3,449,186
	NET ASSETS - 100.0%	$ 1,997,984,503

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.7%
	APPAREL & TEXTILE PRODUCTS - 0.4%
26,333	Ralph Lauren Corporation	$ 8,256,975

	AUTOMOTIVE - 0.5%
76,278	BorgWarner, Inc.	3,353,181
97,077	General Motors Company	5,918,785
		9,271,966
	BANKING - 0.6%
73,828	Citigroup, Inc.	7,493,541
23,871	M&T Bank Corporation	4,717,387
		12,210,928
	BIOTECH & PHARMA - 0.4%
178,927	Organon & Company	1,910,940
90,184	Pfizer, Inc.	2,297,888
308,928	Viatris, Inc.	3,058,388
		7,267,216
	CHEMICALS - 0.4%
19,313	Albemarle Corporation	1,565,898
34,974	CF Industries Holdings, Inc.	3,137,168
85,615	Mosaic Company (The)	2,969,128
		7,672,194
	ELECTRIC UTILITIES - 1.2%
237,447	AES Corporation (The)	3,124,803
64,506	Entergy Corporation	6,011,313
60,741	Evergy, Inc.	4,617,531
126,362	PPL Corporation	4,695,612
51,345	Public Service Enterprise Group, Inc.	4,285,254
		22,734,513
	ENTERTAINMENT CONTENT - 0.7%
98,267	Fox Corporation, Class A	6,196,717
106,260	Fox Corporation, Class B	6,087,635
		12,284,352
	FOOD - 0.2%
63,601	Tyson Foods, Inc., Class A	3,453,534

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.3%
5,945	Humana, Inc.	$ 1,546,711
23,450	Universal Health Services, Inc., Class B	4,794,118
		6,340,829
	HOME CONSTRUCTION - 0.5%
27,216	Lennar Corporation, Class A	3,430,305
41,197	PulteGroup, Inc.	5,443,359
		8,873,664
	HOTEL OWNERS & DEVELOPERS - 0.0%(a)
13,608	Millrose Properties, Inc.	457,365

	INSURANCE - 0.4%
8,633	Berkshire Hathaway, Inc., Class B(b)	4,340,154
48,523	MetLife, Inc.	3,996,840
		8,336,994
	OIL & GAS PRODUCERS - 0.9%
76,259	APA Corporation	1,851,569
106,605	Coterra Energy, Inc.	2,521,208
67,680	EQT Corporation	3,683,822
20,399	Marathon Petroleum Corporation	3,931,703
23,556	Valero Energy Corporation	4,010,645
		15,998,947
	PUBLISHING & BROADCASTING - 0.3%
143,272	News Corporation, Class B	4,950,048

	RETAIL - CONSUMER STAPLES - 0.2%
68,091	Kroger Company (The)	4,590,014

	SEMICONDUCTORS - 0.1%
30,558	Skyworks Solutions, Inc.	2,352,355

	SPECIALTY FINANCE - 0.4%
102,478	Synchrony Financial	7,281,062

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.7% (Continued)
	STEEL - 0.3%
19,174	Nucor Corporation	$ 2,596,735
27,639	Steel Dynamics, Inc.	3,853,706
		6,450,441
	TECHNOLOGY HARDWARE - 0.4%
178,604	Hewlett Packard Enterprise Company	4,386,513
115,577	HP, Inc.	3,147,162
		7,533,675
	TECHNOLOGY SERVICES - 0.3%
44,068	Cognizant Technology Solutions Corporation, Class A	2,955,641
136,795	DXC Technology Company(b)	1,864,516
		4,820,157
	TELECOMMUNICATIONS - 0.5%
202,853	AT&T, Inc.	5,728,569
95,278	Verizon Communications, Inc.	4,187,468
		9,916,037
	TOBACCO & CANNABIS - 0.2%
70,078	Altria Group, Inc.	4,629,353

	TRANSPORTATION & LOGISTICS - 1.2%
88,489	Alaska Air Group, Inc.(b)	4,404,982
245,913	American Airlines Group, Inc.(b)	2,764,062
85,071	Delta Air Lines, Inc.	4,827,779
113,737	Southwest Airlines Company	3,629,348
75,425	United Airlines Holdings, Inc.(b)	7,278,513
		22,904,684
	WHOLESALE - CONSUMER STAPLES - 0.3%
40,126	Archer-Daniels-Midland Company	2,397,128
28,136	Bunge Global S.A.	2,286,050
		4,683,178

	TOTAL COMMON STOCKS (Cost $154,359,385)	203,270,481

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.3%
	EQUITY - 89.3%
808,817	Direxion Daily S&P 500 Bull 3X	$ 171,388,322
1,011,427	iShares Select Dividend ETF	143,723,777
2,364,991	ProShares Ultra QQQ	324,476,766
2,859,903	ProShares Ultra S&P500	320,680,923
1,190,076	ProShares UltraPro S&P 500	132,681,573
268,284	SPDR S&P 500 ETF	178,725,435
1,231,457	Vanguard Dividend Appreciation ETF	265,736,106
12,580	Vanguard Growth ETF	6,033,494
1,132,957	Vanguard High Dividend Yield ETF	159,690,289
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,222,983,698)	1,703,136,685

	TOTAL INVESTMENTS - 100.0% (Cost $1,377,343,083)	$ 1,906,407,166
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(a)	693,343
	NET ASSETS - 100.0%	$ 1,907,100,509

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
(a)	Percentage rounds to less than 0.1%.

HCM MULTI-ASSET PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 71.7%
265,437	Direxion Daily S&P 500 Bull 3X	$ 56,246,100
221,689	Invesco QQQ Trust Series 1 ETF	133,095,425
1,225,404	ProShares Ultra QQQ	168,125,430
775,100	ProShares Ultra S&P500	86,911,963
331,639	Vanguard Mega Cap Growth ETF	133,458,166
		577,837,084
	FIXED INCOME - 27.7%
1,732,889	iShares Core U.S. Aggregate Bond ETF	173,722,122
661,100	Vanguard Total Bond Market ETF	49,166,007
		222,888,129

	TOTAL EXCHANGE-TRADED FUNDS (Cost $617,946,636)	800,725,213

	TOTAL INVESTMENTS - 99.4% (Cost $617,946,636)	$ 800,725,213
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	4,535,176
	NET ASSETS - 100.0%	$ 805,260,389

ETF	- Exchange-Traded Fund

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	FIXED INCOME - 98.8%
304,867	iShares Convertible Bond ETF	$ 30,501,943
329,641	iShares iBoxx $ High Yield Corporate Bond ETF	26,763,553
131,146	iShares J.P. Morgan USD Emerging Markets Bond ETF	12,483,788
333,351	SPDR Bloomberg Convertible Securities ETF	30,168,266
248,368	SPDR Bloomberg High Yield Bond ETF	24,337,580
	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,453,542)	124,255,130

	TOTAL INVESTMENTS - 98.8% (Cost $108,453,542)	$ 124,255,130
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	1,473,249
	NET ASSETS - 100.0%	$ 125,728,379

ETF	- Exchange-Traded Fund